Related Party Transactions - Key Management Personnel Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits.	¥ 7,942	¥ 7,804	¥ 9,886
Post-employment benefits.	799	816	801
Key management personnel compensation	¥ 8,741	¥ 8,620	¥ 10,687